Class I [Member] Investment Objectives and Goals - Class I - AMG Yacktman Fund	Dec. 31, 2025
Prospectus [Line Items]
Risk/Return [Heading]	AMG Yacktman Fund
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The AMG Yacktman Fund's (the "Fund") investment objective is to seek long-term capital appreciation and, to a lesser extent, current income.